Summary of Significant Accounting Policies - Summary of Reconciliation Of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Oct. 15, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$ 833,608	$ 2,266,049	$ 0
Enjoy Technology Inc [Member]
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		58,452,000			$ 61,685,000
Restricted cash	5,494,000	5,494,000			4,329,000
Total cash, cash equivalents and restricted cash	$ 34,203,000	$ 63,946,000		$ 25,548,000	$ 66,014,000	$ 18,365,000